Retirement And Pension Plans (Schedule Of Estimated Prior Service Benefit And Actuarial Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Retirement And Pension Plans [Abstract]
Prior service benefit	¥ (761)
Actuarial loss	¥ 990